Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.06471%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$868,581.99

Principal:
Principal Collections	$14,082,203.02
Prepayments in Full	$6,657,962.63
Liquidation Proceeds	$288,910.33
Recoveries	$5,425.79
Sub Total	$21,034,501.77
Collections	$21,903,083.76

Purchase Amounts:
Purchase Amounts Related to Principal	$31,409.65
Purchase Amounts Related to Interest	$199.03
Sub Total	$31,608.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,934,692.44

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,934,692.44
Servicing Fee	$329,429.54	$329,429.54	$0.00	$0.00	$21,605,262.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,605,262.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,605,262.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,605,262.90
Interest - Class A-3 Notes	$218,997.85	$218,997.85	$0.00	$0.00	$21,386,265.05
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$21,175,589.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,175,589.47
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$21,105,512.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,105,512.47
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$21,056,162.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,056,162.47
Regular Principal Payment	$19,121,399.45	$19,121,399.45	$0.00	$0.00	$1,934,763.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,934,763.02
Residual Released to Depositor	$0.00	$1,934,763.02	$0.00	$0.00	$0.00
Total		$21,934,692.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,121,399.45
Total					$19,121,399.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,121,399.45	$44.21	$218,997.85	$0.51	$19,340,397.30	$44.72
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$19,121,399.45	$14.53	$549,100.43	$0.42	$19,670,499.88	$14.95

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$140,533,378.09	0.3249552	$121,411,978.64	0.2807408
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$337,323,378.09	0.2563462	$318,201,978.64	0.2418150

Pool Information
Weighted Average APR	2.672%	2.664%
Weighted Average Remaining Term	32.60	31.77
Number of Receivables Outstanding	24,155	23,526
Pool Balance	$395,315,444.00	$374,160,226.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$366,281,312.82	$346,842,585.11
Pool Factor	0.2774534	0.2626056

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$27,317,641.85
Targeted Overcollateralization Amount	$55,958,248.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,958,248.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$94,731.41
(Recoveries)		40	$5,425.79
Net Loss for Current Collection Period			$89,305.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2711%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2417%
Second Prior Collection Period			0.0158%
Prior Collection Period			-0.0582%
Current Collection Period			0.2785%
Four Month Average (Current and Prior Three Collection Periods)			0.1195%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,319	$6,498,050.06
(Cumulative Recoveries)			$1,740,538.53
Cumulative Net Loss for All Collection Periods			$4,757,511.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3339%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,802.09
Average Net Loss for Receivables that have experienced a Realized Loss			$2,051.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	183	$3,618,079.93
61-90 Days Delinquent	0.15%	32	$575,121.13
91-120 Days Delinquent	0.01%	4	$51,324.84
Over 120 Days Delinquent	0.08%	11	$301,385.22
Total Delinquent Receivables	1.21%	230	$4,545,911.12

Repossession Inventory:
Repossessed in the Current Collection Period		5	$100,180.25
Total Repossessed Inventory		11	$221,405.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1489%
Prior Collection Period			0.1656%
Current Collection Period			0.1998%
Three Month Average			0.1714%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2480%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	31

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	60	$1,251,801.28
2 Months Extended	85	$1,768,274.50
3+ Months Extended	5	$104,945.70

Total Receivables Extended	150	$3,125,021.48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer